NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue breakdown
Gross operating revenue	R$ 67,761,022	R$ 64,611,536	R$ 63,195,443
Deductions from gross operating revenue	(19,719,860)	(20,578,923)	(20,068,971)
Taxes	(11,460,021)	(13,019,110)	(13,022,712)
Discounts granted and return of goods	(8,259,839)	(7,559,813)	(7,046,259)
Net operating revenue	48,041,162	44,032,613	43,126,472
Amount refunded to customers	615,750
Services
Revenue breakdown
Gross operating revenue	60,845,159	58,263,461	57,293,392
Taxes	(10,080,992)	(11,815,168)	(11,981,372)
Discounts granted and return of goods	(6,199,625)	(5,533,773)	(4,968,350)
Net operating revenue	44,564,542	40,914,520	40,343,670
Sale of goods
Revenue breakdown
Gross operating revenue	6,915,863	6,348,075	5,902,051
Taxes	(1,379,029)	(1,203,942)	(1,041,340)
Discounts granted and return of goods	(2,060,214)	(2,026,040)	(2,077,909)
Net operating revenue	R$ 3,476,620	R$ 3,118,093	R$ 2,782,802